Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Increase (decrease) in amount of unrecognized tax benefits	$ 44
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	8,728	$ 8,709	$ 8,568
Additions based on tax positions related to the current year	296	355	934
Additions for tax positions of prior years	231	174	247
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(457)	(470)	(688)
Settlements	(26)	(41)	(352)
Balance at December 31	$ 8,772	$ 8,728	$ 8,709